Related party balances and transactions	12 Months Ended
Dec. 31, 2024
Related party balances and transactions
Related party balances and transactions

13. Related party balances and transactions

In 2019, the Group purchased earnings rights of two loans from Jiangxi Ruijing. The considerations paid amounted to RMB100,000,000 and RMB280,000,000, respectively, which equal to the principal amounts of the underlying loans. In 2020, earnings right of the former loan had been fully repaid. Earnings right of the latter loan had been partially repaid in 2020 and 2021, and the remaining RMB100,000,000 had been fully repaid in January 2022. The associated interest income amounted to RMB412,341 in 2022.

As of December 31, 2021 and 2022, the Group recognized dividend receivable of RMB15,000,000, which has been subsequently collected in 2023, from the nominal shareholder of Jiangxi Ruijing, the nominal shareholder is controlled by Mr. Yue (Justin) Tang. For the year ended December 31, 2024, the Group furtherly received dividend of RMB7,500,000 from the nominal shareholder of Jiangxi Ruijing.

In 2021, the Group entered into agreements with a financing guarantee company, which is a wholly-owned subsidiary of the Group’s equity investee obtained in 2020 and disposed in 2022. Following the disposal, it no longer constitutes a related party to the Group. This financing guarantee company provides guarantee service for an identified portfolio of loans the Group facilitated and charges borrowers a guarantee fee, a portion of which will be subsequently paid to the Group as the service fee for the intermediary service the Group provided. During the year of 2022, this financing guarantee company provided guarantee service for 29.6% of the total loans the Group facilitated and provided. The Group recognized total net revenue of RMB542,719,679 during 2022 in connection with the service fees of facilitation service for loans that covered by this financing guarantee company. As of December 31, 2022, accounts receivable and contract assets balance amounted to RMB313,992,225, which had been fully settled in 2023.

In 2022, the Group entered into agreements with Newup Bank of Liaoning (“Newup Bank”), according to which the Group charged service fees directly to Newup Bank for the intermediary service the Group provided. The Group recognized total net revenue of RMB13,100,669 and RMB11,370,044 during the year of 2022 and 2023 in connection with the service fees of facilitation service for loans. Accounts receivable and contract assets amounted to RMB13,886,710 and RMB1,096,251 with respect to December 31, 2022 and December 31, 2023, which had been fully settled in 2024.

The Group believes that the terms of the transactions with the related parties are comparable to the terms of arm’s‑length transactions with third parties.